CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 13,947	$ 13,068
Restricted cash	214	21
Marketable securities	644	373
Notes and accounts receivable—trade (net of allowances of $114 in 2024 and $192 in 2023)	6,804	7,214
Short-term financing receivables
Held for investment (net of allowances of $109 in 2024 and $129 in 2023)	6,259	6,102
Held for sale	900	692
Other accounts receivable (net of allowances of $31 in 2024 and $109 in 2023)	947	640
Inventory	1,289	1,161
Deferred costs	959	998
Prepaid expenses and other current assets	2,520	2,639
Total current assets	34,482	32,908
Property, plant and equipment	17,691	18,122
Less: Accumulated depreciation	11,959	12,621
Property, plant and equipment—net	5,731	5,501
Operating right-of-use assets—net	3,197	3,220
Long-term financing receivables (net of allowances of $19 in 2024 and $27 in 2023)	5,353	5,766
Prepaid pension assets	7,492	7,506
Deferred costs	788	842
Deferred taxes	6,978	6,656
Goodwill	60,706	60,178
Intangible assets—net	10,660	11,036
Investments and sundry assets	1,787	1,626
Total assets	137,175	135,241
Current liabilities
Taxes	2,033	2,270
Short-term debt	5,089	6,426
Accounts payable	4,032	4,132
Compensation and benefits	3,605	3,501
Deferred income	13,907	13,451
Operating lease liabilities	768	820
Other accrued expenses and liabilities	3,709	3,521
Total current liabilities	33,142	34,122
Long-term debt	49,884	50,121
Retirement and nonpension postretirement benefit obligations	9,432	10,808
Deferred income	3,622	3,533
Operating lease liabilities	2,655	2,568
Other liabilities	11,048	11,475
Total liabilities	109,783	112,628
Commitments and Contingencies
IBM stockholders' equity
Common stock and additional paid-in capital	61,380	59,643
Retained earnings	151,163	151,276
Treasury stock, at cost (shares: 2024—1,352,874,243; 2023—1,351,897,514)	(169,968)	(169,624)
Accumulated other comprehensive income/(loss)	(15,269)	(18,761)
Total IBM stockholders' equity	27,307	22,533
Noncontrolling interests	86	80
Total equity	27,393	22,613
Total liabilities and equity	$ 137,175	$ 135,241